Note 7 - Risk Management - Maximum Credit Risk Exposure (Details) € in Millions	Dec. 31, 2018 EUR (€)
Financial Assets Held For Trading [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	€ 59,581
Debt securities Financial Assets Held for trading [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	25,577
Equity Instruments Financial Assets Held for trading [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	5,254
Loans and Advances to Customers Financial Assets Held for trading [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	28,750
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	5,135
Loans and Advances Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	1,803
Debt Securities Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	237
Equity Instruments Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	3,095
Financial assets designated at fair value throught profit or loss [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	1,313
Derivatives tradings and hedging [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	38,249
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	56,332
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	56,329
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	3
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0
Debt securities Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	53,737
Debt securities Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	53,734
Debt securities Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	3
Debt securities Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0
Equity Instruments Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	2,595
Equity Instruments Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	2,595
Equity Instruments Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0
Equity Instruments Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0
Financial Assets At Amortised Cost Member | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	431,927
Financial Assets At Amortised Cost Member | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	384,632
Financial Assets At Amortised Cost Member | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	30,902
Financial Assets At Amortised Cost Member | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	16,394
Loans and advances to central banks Financial Assets At Amortised Cost [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	3,947
Loans and advances to central banks Financial Assets At Amortised Cost [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	3,947
Loans and advances to central banks Financial Assets At Amortised Cost [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0
Loans and advances to central banks Financial Assets At Amortised Cost [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	0
Loans and advances to credit institutions Financial Assets At Amortised Cost [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	9,175
Loans and advances to credit institutions Financial Assets At Amortised Cost [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	9,131
Loans and advances to credit institutions Financial Assets At Amortised Cost [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	34
Loans and advances to credit institutions Financial Assets At Amortised Cost [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	10
Loans and advances to customers Financial Assets At Amortised Cost [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	386,225
Loans and advances to customers Financial Assets At Amortised Cost [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	339,204
Loans and advances to customers Financial Assets At Amortised Cost [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	30,673
Loans and advances to customers Financial Assets At Amortised Cost [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	16,348
Debt securities Financial Assets At Amortised Cost [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	32,580
Debt securities Financial Assets At Amortised Cost [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	32,350
Debt securities Financial Assets At Amortised Cost [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	195
Debt securities Financial Assets At Amortised Cost [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	35
Total Financial Assets Risk [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	592,538
Total Financial Assets Risk [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	440,960
Total Financial Assets Risk [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	30,905
Total Financial Assets Risk [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	16,394
Total Loan Commitments and Financial Guarantees [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	170,511
Total Loan Commitments and Financial Guarantees [Member] | Stage 1 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	161,404
Total Loan Commitments and Financial Guarantees [Member] | Stage 2 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	8,120
Total Loan Commitments and Financial Guarantees [Member] | Stage 3 [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	987
Total Maximun Credit Exposure [Member] | Total [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	€ 763,049